Expense Example {- Freedom 2030 Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-11 - Freedom 2030 Portfolio	Apr. 30, 2022 USD ($)
VIP Freedom 2030 Portfolio-Initial VIP
Expense Example:
1 year	$ 58
3 years	183
5 years	318
10 years	714
VIP Freedom 2030 Portfolio-Service VIP
Expense Example:
1 year	68
3 years	214
5 years	373
10 years	835
VIP Freedom 2030 Portfolio-Service 2 VIP
Expense Example:
1 year	84
3 years	262
5 years	455
10 years	$ 1,014